Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0001158114
Registrant Name	APPLIED OPTOELECTRONICS, INC.
Registration File Number	333-283905
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES